Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Loss	$ (15,648)	$ (6,213)	$ (4,799)
Other comprehensive loss:
Foreign currency translation adjustments	1,656	(461)	(1,655)
Comprehensive loss	$ (13,992)	$ (6,674)	$ (6,454)